Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2023	$ 1,125	$ 1,282	$ 3,196,104	$ 3,198,511
Balance, shares at Mar. 31, 2023	22,500,000
Net Income (loss)			1,091,285	1,091,285
Balance at Mar. 31, 2024	$ 1,125	1,282	4,287,389	4,289,796
Balance, shares at Mar. 31, 2024	22,500,000
Net Income (loss)			(6,981,068)	(6,981,068)
Issuance of Ordinary shares relating to IPO, net of issuance cost	$ 75	2,216,413		2,216,488
Issuance of Ordinary shares relating to IPO, net of issuance cost, shares	1,500,000
Issuance of Ordinary shares to four independent consultants under Stock Incentive plan	$ 120	9,215,880		9,216,000
Issuance of ordinary shares to four independent consultants under stock incentive plan, shares	2,400,000
Balance at Mar. 31, 2025	$ 1,320	$ 11,433,575	$ (2,693,679)	$ 8,741,216
Balance, shares at Mar. 31, 2025	26,400,000